Condensed Statements of Operations (Unaudited) - USD ($)	3 Months Ended		9 Months Ended		11 Months Ended	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021
OPERATING EXPENSES
General and administrative	$ 581,054	$ 249,307	$ 2,257,753	$ 696,460	$ 182,920	$ 1,287,276
Franchise tax	50,000	50,000	150,000	150,000	114,262	282,342
Total operating expenses	631,054	299,307	2,407,753	846,460	297,182	1,569,618
OTHER INCOME
Income on over-allotment					95,104
Interest income on investments held in Trust Account	94,677	193,267	338,798	340,873	1,875	1,411,854
Unrealized gain (loss) on marketable securities held in Trust Account		272,353		272,353
Change in fair value of warrants	(142,667)	642,000	(71,334)	1,997,334	7,632,666	1,997,334
Fair value in excess of sale of private warrants					(4,636,666)
Transaction costs allocated to warrant issuance					(57,041)
Total other income (expense)	(47,990)	1,107,620	267,464	2,610,560	3,035,938	3,409,188
Weighted average common shares outstanding
INCOME BEFORE PROVISION FOR INCOME TAXES	(679,044)	808,313	(2,140,289)	1,764,100	2,738,756	1,839,570
Income tax (expense) benefit	(9,383)	(71,676)	(39,646)	(73,676)		(216,203)
NET INCOME(LOSS)	$ (688,427)	$ 736,637	$ (2,179,935)	$ 1,690,424	$ 2,738,756	$ 1,623,367
Weighted average shares outstanding of common stock, Basic (in Shares)	3,188,035	12,500,000	3,407,774	12,500,000	4,955,882	12,278,562
Basic net income(loss) per share, common stock (in Dollars per share)	$ (0.22)	$ 0.06	$ (0.64)	$ 0.14	$ 0.55	$ 0.13
VASO CORPORATION
OPERATING EXPENSES
General and administrative	$ 10,927,000	$ 9,978,000	$ 32,731,000	$ 29,584,000		$ 40,843,000	$ 38,593,000
Research and development	209,000	130,000	584,000	422,000		605,000	1,721,000
Operating income	907,000	2,266,000	3,225,000	3,254,000		7,033,000	2,819,000
Total operating expenses	11,136,000	10,108,000	33,315,000	30,006,000		41,448,000	40,314,000
OTHER INCOME
Interest and financing costs	(14,000)	(14,000)	(46,000)	(38,000)		(44,000)	(312,000)
Interest and other income, net	322,000	96,000	583,000	96,000		143,000	98,000
Gain on forgiveness of PPP loan							3,646,000
Loss on disposal of fixed assets	(1,000)		(3,000)	(2,000)		(2,000)
Total other income (expense)	307,000	82,000	534,000	56,000		97,000	3,432,000
Income before income taxes	1,214,000	2,348,000	3,759,000	3,310,000		7,130,000	6,251,000
Other comprehensive income
Foreign currency translation (loss) gain	(19,000)	(234,000)	(213,000)	(450,000)		(343,000)	94,000
Comprehensive income	$ 1,179,000	$ 2,102,000	$ 3,511,000	$ 2,818,000		$ 11,530,000	$ 6,194,000
Weighted average common shares outstanding
Diluted weighted average common shares outstanding (in Shares)	175,846	174,892	175,394	174,513		174,656	173,771
Income tax (expense) benefit	$ (16,000)	$ (12,000)	$ (35,000)	$ (42,000)		$ 4,743,000	$ (151,000)
NET INCOME(LOSS)	$ 1,198,000	$ 2,336,000	$ 3,724,000	$ 3,268,000		$ 11,873,000	$ 6,100,000
Weighted average shares outstanding of common stock, Basic (in Shares)	174,938	173,528	174,246	172,909		173,065	171,688
Basic net income(loss) per share, common stock (in Dollars per share)	$ 0.01	$ 0.01	$ 0.02	$ 0.02		$ 0.07	$ 0.04
Revenues
Managed IT systems and services	$ 9,867,000	$ 9,836,000	$ 30,576,000	$ 29,858,000		$ 40,100,000	$ 42,916,000
Professional sales services	8,837,000	9,237,000	26,401,000	24,424,000		37,344,000	29,441,000
Equipment sales and services	745,000	760,000	2,130,000	1,789,000		2,573,000	3,222,000
Total revenues	19,449,000	19,833,000	59,107,000	56,071,000		80,017,000	75,579,000
Cost of revenues
Cost of managed IT systems and services	5,593,000	5,741,000	17,121,000	17,952,000		23,871,000	26,242,000
Cost of professional sales services	1,636,000	1,530,000	4,921,000	4,450,000		7,056,000	5,535,000
Cost of equipment sales and services	177,000	188,000	525,000	409,000		609,000	669,000
Total cost of revenues	7,406,000	7,459,000	22,567,000	22,811,000		31,536,000	32,446,000
Gross profit	$ 12,043,000	$ 12,374,000	$ 36,540,000	$ 33,260,000		$ 48,481,000	$ 43,133,000